Summary of Significant Accounting Policies - Schedule of Amendment of Prior Year Financial Information to Correct Immaterial Error (Parenthetical) (Detail) $ in Millions	12 Months Ended
Dec. 31, 2013 USD ($)
Immaterial Error Treatment Of Capitalized Interest Costs [Member] | Retained Earnings [Member]
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Increase in retained earnings opening balance due to amendment for capitalization of interest cost	$ 0.4